Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Fair Value Measurements, Recurring [Table Text Block]

		(Level 1)	(Level 2)
		Quoted Prices in	Significant	(Level 3)
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
Description	Total	Assets	Inputs	Inputs
As of December 31, 2012:
Securities available for sale — Equity Securities	$1,240	$1,240	$—	$—

As of December 31, 2011:
Securities available for sale — Equity Securities	$1,045	$1,045	$—	$—

Fair Value Measurements, Nonrecurring [Table Text Block]

		(Level 1)	(Level 2)
		Quoted Prices in	Significant	(Level 3)
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
Description	Total	Assets	Inputs	Inputs
As of December 31, 2012:
Impaired loans	$20,967	$—	$—	$20,967
Other Real estate owned	$2,215	$—	$—	$2,215

As of December 31, 2011:
Impaired Loans	$23,007	$—	$—	$23,007
Other Real estate owned	$300	$—	$—	$300

Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input
December 31, 2012:
Impaired Loans	$20,967	Appraisal of collateral (1)	Appraisal adjustments (2)	0%-10%
			Liquidation expenses (3)	0%-10%
Other Real Estate Owned	$2,215	Appraisal of collateral (1)	Appraisal adjustments (2)	0%-20%

[1],[2],[3]
Carrying Values and Estimated Fair Values of Financial Instruments [Table Text Block]

			Quoted Prices
			in Active	Significant	Significant
	Carrying		Markets for Identical Assets	Other Observable Inputs	Unobservable Inputs
	Value	Fair Value	(Level 1)	(Level 2)	(Level 3)

	(In Thousands)

Financial assets:
Cash and cash equivalents	$35,133	$35,133	$35,133	$-	$-
Securities available for sale	1,240	1,240	1,240	-	-
Securities held to maturity	164,648	171,603	-	171,603	-
Loans held for sale	1,602	1,637	-	1,637	-
Loans receivable	922,301	975,835	-	-	975,835
FHLB of New York stock	7,698	7,698	-	7,698	-
Interest receivable	4,063	4,063	-	4,063	-

Financial liabilities:
Deposits	940,786	944,960	527,318	417,642	-
FHLB Borrowings	131,124	144,211	-	144,211	-
Interest payable	789	789	-	789	-

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.